MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND    Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 2000                New York, New York 10048

DEAR SHAREHOLDER:

Calendar year 2000 began much as the previous year had left off, with technology stocks surging to new highs while the rest of the market lay in wait for a change in investor sentiment. That fateful day came in March as two government-related stories became the catalysts for a sharp correction in new-economy stocks. The first story centered on a suggestion from the federal government that genomic companies should be restricted in their patent ability. The second concerned a ruling in favor of the Justice Department's case that Microsoft had used its monopoly status to restrict competition. Further contributing to the market's correction was a decision by the Federal Reserve Board that the economy was too hot and needed to be slowed. This development also held the implication that earnings growth would peak in the first quarter of 2000 and decelerate thereafter. This increase in earnings uncertainty further sparked a rotation out of new-economy issues and into more stable growth sectors such as consumer staples and health- care stocks. Cyclical growth sectors such as technology were further slammed by concerns about future earnings shortfalls and higher interest rates and inflation, while biotechnology stocks were negatively affected by fears of government interference.

PERFORMANCE

For the six-month period ended June 30, 2000, Morgan Stanley Dean Witter American Opportunities Fund's Class B shares produced a total return of -4.46 percent compared to -0.43 percent for the Standard & Poor's 500 Stock Index (S&P
500).(1) For the same period, the Fund's Class A, C and D shares returned -4.25 percent, -4.61 percent and -4.13 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
(1) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry representation. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO STRATEGY

The Fund began the year with a significant emphasis on technology and biotechnology. Then, with the signal from the Federal Reserve that they were going to move to restrain the pace of economic growth by lifting interest rates, we began to adjust our portfolio weightings. First we eliminated any highly valued issues that were not currently profitable. Next we reduced our overall exposure to technology stocks. We significantly peeled back the technology groups that were most economically sensitive, such as semiconductors and semiconductor equipment. We added to the health-care sector with the purchase of drug, generics, specialty pharmacy and health-care services groups. Financials were also added, given our view that interest rates would fall in the face of a decelerating economy. Brokers and insurance group holdings were increased. We also purchased select consumer staples.

LOOKING AHEAD

As the Fund enters the second half of its fiscal year, many consumer, industrial and monetary indicators are signaling that the economy has begun to slow. In addition, many important measures of inflation have begun to reverse, suggesting that the Federal Reserve appears to have successfully engineered a soft landing. During similar periods the markets have responded quite favorably, with groups such as health care, technology, financials and consumer staples assuming market leadership. We believe that the Fund is well positioned to benefit from this outlook.

We appreciate your continuing support of the Morgan Stanley Dean Witter American Opportunities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

FUND PERFORMANCE June 30, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                      25.32%(1) 18.74%(2)
Since Inception (7/28/97)   26.68%(1) 24.37%(2)

                CLASS B SHARES**
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                     24.69%(1)   19.69%(2)
5 Years                    25.79%(1)   25.63%(2)
10 Years                   20.59%(1)   20.59%(2)

                CLASS C SHARES+
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                     24.34%(1)   23.34%(2)
Since Inception (7/28/97)  25.71%(1)   25.71%(2)

                CLASS D SHARES++
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                     25.61%(1)
Since Inception (7/28/97)  26.98%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited)

      NUMBER OF
       SHARES                                              VALUE
---------------------------------------------------------------------
                        COMMON STOCKS (88.4%)
                        Advertising (0.3%)
         349,000        Omnicom Group, Inc. ........  $    31,082,813
                                                      ---------------

                        Alcoholic Beverages (1.2%)
       2,005,000        Anheuser-Busch Companies,
                         Inc. ......................      149,748,438
                                                      ---------------
                        Beverages - Non-Alcoholic (1.6%)
       4,450,260        PepsiCo, Inc. ..............      197,758,429
                                                      ---------------

                        Biotechnology (4.9%)
         400,000        Abgenix, Inc.*..............       47,925,000
       1,065,000        Amgen Inc.*.................       74,816,250
         795,330        COR Therapeutics, Inc.*.....       67,801,883
         223,500        Genentech, Inc.*............       38,442,000
         420,000        Human Genome Sciences,
                         Inc.*......................       55,991,250
         530,000        IDEC Pharmaceuticals
                         Corp.*.....................       62,142,500
         650,000        Immunex Corp.*..............       32,134,375
       1,880,000        MedImmune, Inc.*............      139,002,499
         673,270        Millennium Pharmaceuticals,
                         Inc.*......................       75,280,001
                                                      ---------------
                                                          593,535,758
                                                      ---------------
                        Broadcasting (1.7%)
       1,329,260        Clear Channel
                         Communications, Inc.*......       99,694,500
         770,000        Infinity Broadcasting Corp.
                         (Series A)*................       28,056,875
         360,000        Univision Communications,
                         Inc. (Class A)*............       37,260,000
       1,872,800        USA Networks, Inc.*.........       40,499,300
                                                      ---------------
                                                          205,510,675
                                                      ---------------
                        Cable Television (1.6%)
       2,504,080        AT&T Corp. - Liberty Media
                         Group (Class A)*...........       60,723,940
       2,180,000        Comcast Corp. (Class A
                         Special)*..................       88,426,250
         961,700        Cox Communications, Inc.
                         (Class A)*.................       43,817,456
                                                      ---------------
                                                          192,967,646
                                                      ---------------
                        Cellular Telephone (0.9%)
       1,760,000        Sprint Corp. (PCS Group)*...      104,720,000
                                                      ---------------

                        Computer Communications (3.1%)
       3,561,600        Cisco Systems, Inc.*........      226,384,200
         610,530        Extreme Networks, Inc.*.....       64,067,492
         599,640        Juniper Networks, Inc.*.....       87,247,620
                                                      ---------------
                                                          377,699,312
                                                      ---------------

      NUMBER OF
       SHARES                                              VALUE
---------------------------------------------------------------------
                        Computer Software (4.7%)
         422,490        Check Point Software
                         Technologies Ltd.
                         (Israel)*..................  $    89,673,503
         446,890        i2 Technologies, Inc.*......       46,588,283
       3,436,515        Oracle Corp.* (Japan).......      292,217,506
         756,200        Siebel Systems, Inc.*.......      123,685,962
         167,920        Veritas Software Corp.*.....       18,974,960
                                                      ---------------
                                                          571,140,214
                                                      ---------------
                        Contract Drilling (2.6%)
       1,695,000        ENSCO International Inc. ...       60,702,187
       1,700,600        Global Marine, Inc.*........       47,935,663
         925,300        Nabors Industries, Inc.*....       38,457,781
         780,000        Noble Drilling Corp.*.......       32,126,250
       2,090,000        R & B Falcon Corp.*.........       49,245,625
       1,128,700        Rowan Companies, Inc.*......       34,284,263
         913,956        Transocean Sedco Forex
                         Inc. ......................       48,839,524
                                                      ---------------
                                                          311,591,293
                                                      ---------------
                        Department Stores (0.4%)
         768,160        Kohl's Corp. ...............       42,728,900
                                                      ---------------

                        Diversified Commercial Services (0.5%)
       1,440,000        Paychex, Inc. ..............       60,480,000
                                                      ---------------

                        Diversified Electronic Products (1.7%)
       1,140,000        JDS Uniphase Corp.*.........      136,586,250
       1,510,000        Phillips Electronics
                         (Netherlands)..............       71,192,514
                                                      ---------------
                                                          207,778,764
                                                      ---------------
                        Diversified Financial Services (3.0%)
       1,830,700        American Express Co. .......       95,425,238
       3,830,390        Citigroup, Inc. ............      230,780,997
         425,000        Providian Financial
                         Corp. .....................       38,250,000
                                                      ---------------
                                                          364,456,235
                                                      ---------------
                        E.D.P. Peripherals (1.4%)
       1,995,220        EMC Corp.*..................      153,507,238
         254,630        Network Appliance, Inc.*....       20,481,801
                                                      ---------------
                                                          173,989,039
                                                      ---------------
                        E.D.P. Services (0.6%)
          16,400        Amdocs Ltd.*................        1,258,700
         903,380        Automatic Data Processing,
                         Inc. ......................       48,387,291
         415,000        First Data Corp. ...........       20,594,375
                                                      ---------------
                                                           70,240,366
                                                      ---------------
                        Electric Utilities (0.3%)
         587,680        Calpine Corp.*..............       38,639,960
                                                      ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued



      NUMBER OF
       SHARES                                              VALUE
---------------------------------------------------------------------
                        Electrical Products (0.0%)
          88,000        American Power Conversion
                         Corp.*.....................  $     3,586,000
                                                      ---------------

                        Electronic Components (0.5%)
          64,000        Flextronics International,
                         Ltd.*......................        4,396,000
       1,065,000        Jabil Circuit, Inc.*........       52,850,625
                                                      ---------------
                                                           57,246,625
                                                      ---------------
                        Electronic Data Processing (2.3%)
       2,450,000        Dell Computer Corp.*........      120,815,625
         400,000        Hewlett-Packard Co. ........       49,950,000
       1,227,240        Sun Microsystems, Inc.*.....      111,602,138
                                                      ---------------
                                                          282,367,763
                                                      ---------------
                        Electronic Production Equipment (1.8%)
       1,680,540        Applied Materials, Inc.*....      152,298,938
       1,325,600        ASM Lithography Holding NV
                         (Netherlands)*.............       58,409,250
                                                      ---------------
                                                          210,708,188
                                                      ---------------
                        Food Chains (0.5%)
       1,000,000        Koninklijke Ahold NV
                         (Netherlands)..............       29,424,152
         580,000        Safeway Inc.*...............       26,172,500
                                                      ---------------
                                                           55,596,652
                                                      ---------------
                        Generic Drugs (0.6%)
         220,000        Alpharma Inc. (Class A).....       13,695,000
         601,210        Ivax Corp.*.................       24,950,215
         730,000        Watson Pharmaceuticals,
                         Inc.*......................       39,237,500
                                                      ---------------
                                                           77,882,715
                                                      ---------------
                        Hospital/Nursing Management (0.2%)
         780,000        HCA - The Healthcare
                         Corp. .....................       23,692,500
                                                      ---------------

                        Insurance Brokers/Services (0.6%)
         715,000        Marsh & McLennan Companies,
                         Inc. ......................       74,672,813
                                                      ---------------

                        Internet Services (1.6%)
         292,720        Art Technology Group,
                         Inc.*......................       29,546,425
         959,180        BEA Systems, Inc.*..........       47,359,513
       1,003,370        BroadVision, Inc.*..........       50,921,028
         340,050        VeriSign, Inc.*.............       59,955,065
                                                      ---------------
                                                          187,782,031
                                                      ---------------

      NUMBER OF
       SHARES                                              VALUE
---------------------------------------------------------------------
                        Investment Bankers/Brokers/Services (3.0%)
       1,540,000        Lehman Brothers Holdings,
                         Inc. ......................  $   145,626,250
       1,549,100        Merrill Lynch & Co.,
                         Inc. ......................      178,146,500
         486,500        Paine Webber Group, Inc. ...       22,135,750
         286,780        Schwab (Charles) Corp. .....        9,642,978
                                                      ---------------
                                                          355,551,478
                                                      ---------------
                        Investment Managers (0.0%)
          25,000        Amvescap PLC (United
                         Kingdom)...................          401,740
                                                      ---------------

                        Major Banks (1.4%)
       1,462,020        Bank of New York Co.,
                         Inc. ......................       67,983,930
         918,690        State Street Corp. .........       97,438,558
                                                      ---------------
                                                          165,422,488
                                                      ---------------
                        Major Pharmaceuticals (8.5%)
         761,550        Abbott Laboratories.........       33,936,572
       2,955,000        American Home Products
                         Corp. .....................      173,606,250
       1,029,000        Aventis (France)............       75,079,833
         630,000        Johnson & Johnson...........       64,181,250
         742,000        Lilly (Eli) & Co. ..........       74,107,250
       6,867,500        Pfizer, Inc. ...............      329,639,999
         915,000        Pharmacia Corp. ............       47,294,063
      15,975,000        SmithKline Beecham, PLC
                         (United Kingdom)...........      209,486,564
                                                      ---------------
                                                        1,007,331,781
                                                      ---------------
                        Managed Health Care (0.8%)
       1,145,580        UnitedHealth Group, Inc. ...       98,233,485
                                                      ---------------

                        Media Conglomerates (3.9%)
       4,430,000        Disney (Walt) Co. ..........      171,939,375
         297,490        Fox Entertainment Group,
                         Inc. (Series A)*...........        9,036,259
       1,576,542        News Corporation Ltd. (The)
                         (ADR) (Australia)..........       85,921,539
       2,940,000        Viacom, Inc. (Class B)*.....      200,471,250
                                                      ---------------
                                                          467,368,423
                                                      ---------------
                        Medical Equipment & Supplies (0.5%)
       1,223,800        Medtronic, Inc. ............       60,960,538
                                                      ---------------

                        Medical Specialties (0.9%)
         712,080        ALZA Corp.*.................       42,101,730
         242,900        Bausch & Lomb Inc. .........       18,794,388
         410,210        Minimed, Inc.*..............       48,507,332
                                                      ---------------
                                                          109,403,450
                                                      ---------------
                        Medical/Dental Distributors (0.3%)
         510,000        Cardinal Health, Inc.*......       37,740,000
                                                      ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued



      NUMBER OF
       SHARES                                              VALUE
---------------------------------------------------------------------
                        Metals Fabrications (0.2%)
       1,104,100        Grant Prideco, Inc. ........  $    27,602,500
                                                      ---------------

                        Mid-Sized Banks (0.8%)
          20,000        Fifth Third Bancorp.........        1,265,000
       1,521,170        Northern Trust Corp. .......       98,876,050
                                                      ---------------
                                                          100,141,050
                                                      ---------------
                        Military/Gov't/Technical (0.3%)
          45,000        General Dynamics Corp. .....        2,351,250
         428,650        General Motors Corp. (Class
                         H)*........................       37,614,038
                                                      ---------------
                                                           39,965,288
                                                      ---------------
                        Multi-Line Insurance (4.0%)
       2,473,200        American International
                         Group, Inc. ...............      290,601,000
         785,000        AXA (France)................      123,618,660
       1,188,470        Hartford Financial Services
                         Group, Inc. ...............       66,480,041
                                                      ---------------
                                                          480,699,701
                                                      ---------------
                        Multi-Sector Companies (0.8%)
       1,810,000        General Electric Co. .......       95,930,000
                                                      ---------------

                        Oil & Gas Production (1.5%)
       1,110,000        Anardarko Petroleum
                         Corp. .....................       54,736,875
       1,023,700        Apache Corp. ...............       60,206,356
         559,750        Devon Energy Corp. .........       31,450,953
       1,000,000        EOG Resources, Inc. ........       33,500,000
                                                      ---------------
                                                          179,894,184
                                                      ---------------
                        Oil/Gas Transmission (0.5%)
         160,900        Dynegy, Inc. ...............       10,991,481
         840,000        Enron Corp. ................       54,180,000
                                                      ---------------
                                                           65,171,481
                                                      ---------------
                        Oilfield Services/Equipment (3.5%)
         136,800        Baker Hughes Inc. ..........        4,377,600
       1,787,330        BJ Services Co.*............      111,708,125
         618,500        Cooper Cameron Corp.*.......       40,821,000
       2,576,580        Schlumberger Ltd. ..........      192,277,282
         532,790        Smith International,
                         Inc.*......................       38,793,772
         755,900        Weatherford International,
                         Inc.*......................       30,094,269
                                                      ---------------
                                                          418,072,048
                                                      ---------------
                        Other Pharmaceuticals (2.1%)
         645,000        Allergan, Inc. .............       48,052,500
          94,370        Celgene Corp.*..............        5,556,034

      NUMBER OF
       SHARES                                              VALUE
---------------------------------------------------------------------
         535,000        Elan Corp. PLC (ADR)
                         (Ireland)*.................  $    25,914,063
         615,000        Forest Laboratories,
                         Inc.*......................       62,115,000
         621,100        Sepracor, Inc.*.............       74,881,368
         650,500        Teva Pharmaceutical
                         Industries Ltd. (ADR)
                         (Israel)...................       36,062,094
                                                      ---------------
                                                          252,581,059
                                                      ---------------
                        Package Goods/Cosmetics (0.4%)
       1,032,420        Avon Products, Inc. ........       45,942,690
                                                      ---------------

                        Packaged Foods (0.4%)
         650,000        Quaker Oats Company (The)...       48,831,250
                                                      ---------------

                        Property - Casualty Insurers (0.5%)
         229,400        ACE Ltd. (Bermuda)..........        6,423,200
         838,400        Chubb Corp. ................       51,561,600
                                                      ---------------
                                                           57,984,800
                                                      ---------------
                        Semiconductors (8.4%)
         736,500        Advanced Micro Devices,
                         Inc.*......................       56,894,625
         135,000        Broadcom Corp. (Class A)*...       29,556,563
       2,260,200        Intel Corp. ................      302,019,224
       4,357,000        Micron Technology, Inc.*....      383,688,785
         320,000        SDL, Inc.*..................       91,260,000
         639,900        STMicroelectronics NV
                         (Netherlands)..............       41,073,581
         679,650        Texas Instruments, Inc. ....       46,683,459
         648,810        Xilinx, Inc.*...............       53,567,376
                                                      ---------------
                                                        1,004,743,613
                                                      ---------------
                        Telecommunication Equipment (7.1%)
         305,000        Alcatel (France)............       19,998,020
         800,000        Alcatel SA (ADR) (France)...       53,200,000
         970,000        CIENA Corp.*................      161,626,250
       1,065,030        Comverse Technology,
                         Inc.*......................       99,047,790
         910,000        Corning Inc. ...............      245,586,249
       2,226,100        Nortel Networks Corp.
                         (Canada)...................      151,931,325
       1,603,600        Scientific-Atlanta, Inc. ...      119,468,200
                                                      ---------------
                                                          850,857,834
                                                      ---------------

                        TOTAL COMMON STOCKS
                        (Identified Cost
                         $8,639,107,526)............   10,638,434,010
                                                      ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued



      PRINCIPAL
      AMOUNT IN
      THOUSANDS                                            VALUE
---------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS (15.2%)
                        U.S. GOVERNMENT AGENCIES (a) (15.0%)
          $  400        Federal Home Loan Banks
                         6.45% due 07/06/00.........  $   399,641,667
           1,397        Federal Home Loan Mortgage
                         Corp. 6.57% due 07/03/00...    1,396,490,095
                                                      ---------------

                        TOTAL U.S. GOVERNMENT
                        AGENCIES
                        (Amortized Cost
                         $1,796,131,762)............    1,796,131,762
                                                      ---------------

                        REPURCHASE AGREEMENT (0.2%)
          29,375        The Bank of New York 7.00% due 07/03/00
                         (dated 06/30/00; proceeds $29,380,812) (b)
                        (Identified Cost
                         $29,375,101)...............       29,375,101
                                                      ---------------

                        TOTAL SHORT-TERM INVESTMENTS
                        (Identified Cost
                         $1,825,506,863)............    1,825,506,863
                                                      ---------------

TOTAL INVESTMENTS
(Identified Cost $10,464,614,389) (c).......  103.6%   12,463,940,873

LIABILITIES IN EXCESS OF OTHER
ASSETS......................................   (3.6)     (428,691,956)
                                                ----  ---------------


NET ASSETS..................................  100.0%  $12,035,248,917
                                              ======  ===============


---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $29,626,611 Federal Home Loan
     Banks 6.75% due 05/01/02 valued at $29,963,137.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,066,275,608 and the aggregate gross unrealized depreciation is
     $66,949,124, resulting in net unrealized appreciation of $1,999,326,484.

FUTURES CONTRACTS OPEN AT JUNE 30, 2000:

            DESCRIPTION      UNDERLYING
NUMBER OF  DELIVERY MONTH    FACE AMOUNT      UNREALIZED
CONTRACTS     AND YEAR        AT VALUE           LOSS
---------------------------------------------------------
(3,183)        NASDAQ      $1,214,951,100    $(5,442,743)
            100 FUTURES
           SEPTEMBER/2000

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2000:

                                                      UNREALIZED
      CONTRACTS          IN EXCHANGE     DELIVERY    APPRECIATION
     TO DELIVER              FOR           DATE     (DEPRECIATION)
------------------------------------------------------------------
   $25,950,630          GBP 17,139,310  07/03/2000       32,565
   $40,064,983          GBP 26,461,253  07/03/2000       50,276
   $33,240,740          GBP 21,857,404  07/05/2000     (104,916)
   $19,830,821          GBP 13,082,743  07/06/2000        2,617
   $17,728,338          EUR 18,734,374  07/31/2000      151,748
   $17,965,165          EUR 18,942,603  07/31/2000      113,656
   $24,106,408          EUR 25,417,976  07/31/2000      152,508
                                                      ---------
   Net unrealized appreciation....................    $ 398,454
                                                      =========

Currency Abbreviations:
----------------------
GBP British Pound.
EUR Euro.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $10,464,614,389)..........................  $12,463,940,873
Cash........................................................        1,455,547
Receivable for:
    Investments sold........................................      393,394,599
    Shares of beneficial interest sold......................       21,547,644
    Dividends...............................................        3,073,574
    Foreign withholding taxes reclaimed.....................          626,131
Prepaid expenses and other assets...........................          587,817
                                                              ---------------
    TOTAL ASSETS............................................   12,884,626,185
                                                              ---------------
LIABILITIES:
Payable for:
    Investments purchased...................................      797,553,838
    Shares of beneficial interest repurchased...............       12,363,961
    Plan of distribution fee................................        6,950,302
    Investment management fee...............................        4,398,730
Accrued expenses and other payables.........................       28,110,437
                                                              ---------------
    TOTAL LIABILITIES.......................................      849,377,268
                                                              ---------------
    NET ASSETS..............................................  $12,035,248,917
                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $ 9,240,820,585
Net unrealized appreciation.................................    1,993,874,519
Accumulated net investment loss.............................      (15,881,382)
Accumulated undistributed net realized gain.................      816,435,195
                                                              ---------------
    NET ASSETS..............................................  $12,035,248,917
                                                              ===============
CLASS A SHARES:
Net Assets..................................................     $392,183,770
Shares Outstanding (unlimited authorized, $.01 par value)...        9,563,983
    NET ASSET VALUE PER SHARE...............................           $41.01
                                                                      =======
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........           $43.28
                                                                      =======
CLASS B SHARES:
Net Assets..................................................  $10,827,391,395
Shares Outstanding (unlimited authorized, $.01 par value)...      269,121,720
    NET ASSET VALUE PER SHARE...............................           $40.23
                                                                      =======
CLASS C SHARES:
Net Assets..................................................     $336,119,218
Shares Outstanding (unlimited authorized, $.01 par value)...        8,423,441
    NET ASSET VALUE PER SHARE...............................           $39.90
                                                                      =======
CLASS D SHARES:
Net Assets..................................................     $479,554,534
Shares Outstanding (unlimited authorized, $.01 par value)...       11,595,761
    NET ASSET VALUE PER SHARE...............................           $41.36
                                                                      =======

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)

NET INVESTMENT LOSS:

INCOME
Interest....................................................  $    36,553,919
Dividends (net of $570,791 foreign withholding tax).........       19,570,434
                                                              ---------------

    TOTAL INCOME............................................       56,124,353
                                                              ---------------

EXPENSES
Plan of distribution fee (Class A shares)...................          443,621
Plan of distribution fee (Class B shares)...................       37,414,641
Plan of distribution fee (Class C shares)...................        1,508,016
Investment management fee...................................       26,844,928
Transfer agent fees and expenses............................        4,461,466
Registration fees...........................................          561,488
Custodian fees..............................................          394,364
Shareholder reports and notices.............................          251,150
Professional fees...........................................           35,293
Trustees' fees and expenses.................................            8,767
Other.......................................................           35,477
                                                              ---------------

    TOTAL EXPENSES..........................................       71,959,211
                                                              ---------------

    NET INVESTMENT LOSS.....................................      (15,834,858)
                                                              ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments.............................................    1,101,520,741
    Futures contracts.......................................     (196,132,864)
    Foreign exchange transactions...........................          (37,547)
                                                              ---------------

    NET GAIN................................................      905,350,330
                                                              ---------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (1,493,393,495)
    Futures contracts.......................................       17,743,119
    Translation of forward foreign currency contracts, other
     assets and liabilities denominated in foreign
     currencies.............................................            8,868
                                                              ---------------

    NET DEPRECIATION........................................   (1,475,641,508)
                                                              ---------------

    NET LOSS................................................     (570,291,178)
                                                              ---------------

NET DECREASE................................................  $  (586,126,036)
                                                              ===============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX       FOR THE YEAR
                                                     MONTHS ENDED          ENDED
                                                     JUNE 30, 2000    DECEMBER 31, 1999
---------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss...............................  $   (15,834,858)   $   (17,092,053)
Net realized gain.................................      905,350,330      1,042,346,909
Net change in unrealized appreciation.............   (1,475,641,508)     2,347,697,489
                                                    ---------------    ---------------

    NET INCREASE (DECREASE).......................     (586,126,036)     3,372,952,345
                                                    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares....................................       (4,606,163)       (28,551,583)
Class B shares....................................     (130,574,866)    (1,024,566,187)
Class C shares....................................       (4,067,112)       (22,478,831)
Class D shares....................................       (5,576,561)       (28,966,000)
                                                    ---------------    ---------------

    TOTAL DISTRIBUTIONS...........................     (144,824,702)    (1,104,562,601)
                                                    ---------------    ---------------
Net increase from transactions in shares of
 beneficial interest..............................    1,505,297,704      2,929,254,218
                                                    ---------------    ---------------

    NET INCREASE..................................      774,346,966      5,197,643,962

NET ASSETS:
Beginning of period...............................   11,260,901,951      6,063,257,989
                                                    ---------------    ---------------

    END OF PERIOD
    (Including accumulated net investment losses
    of $15,881,382 and $46,524, respectively).....  $12,035,248,917    $11,260,901,951
                                                    ===============    ===============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter American Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued

utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued

income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.425% to the portion of daily net assets in excess of $4.5 billion.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $150,281,286 at June 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for six months ended June 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $26,667, $5,408,496, and $82,542 respectively and received $886,188 in front-end sales

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued

charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2000, aggregated $26,253,921,072 and $25,407,938,942, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $793,117,938 and $795,365,656, respectively.

For the six months ended June 30, 2000, the Fund incurred $457,055 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended June 30, 2000, the Fund incurred brokerage commissions of $3,065,855 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At June 30, 2000, the Fund's receivables for securities sold included unsettled trades with Morgan Stanley & Co., Inc. of $42,703,114.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,992. At June 30, 2000, the Fund had an accrued pension liability of $45,726 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE SIX                        FOR THE YEAR
                                                                   MONTHS ENDED                          ENDED
                                                                  JUNE 30, 2000                    DECEMBER 31, 1999
                                                           ----------------------------       ----------------------------
                                                                   (unaudited)
                                                             SHARES          AMOUNT             SHARES          AMOUNT
                                                           -----------   --------------       -----------   --------------
CLASS A SHARES
Sold.....................................................    4,059,758   $  175,684,837         4,338,198   $  158,802,903
Reinvestment of distributions............................      111,749        4,524,724           717,347       27,977,919
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Capital Appreciation Fund....           --               --            21,302          761,171
Redeemed.................................................   (1,679,296)     (71,059,342)       (1,529,947)     (56,507,414)
                                                           -----------   --------------       -----------   --------------
Net increase - Class A...................................    2,492,211      109,150,219         3,546,900      131,034,579
                                                           -----------   --------------       -----------   --------------
CLASS B SHARES
Sold.....................................................   45,463,199    1,953,929,082        71,285,499    2,582,385,467
Reinvestment of distributions............................    3,086,884      122,641,858        25,191,185      963,793,541
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Capital Appreciation Fund....           --               --         6,039,569      213,444,830
Redeemed.................................................  (23,105,619)    (977,542,712)      (33,894,354)  (1,228,290,302)
                                                           -----------   --------------       -----------   --------------
Net increase - Class B...................................   25,444,464    1,099,028,228        68,621,899    2,531,333,536
                                                           -----------   --------------       -----------   --------------
CLASS C SHARES
Sold.....................................................    3,401,462      144,275,119         4,261,820      153,567,595
Reinvestment of distributions............................       99,921        3,937,897           568,229       21,693,093
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Capital Appreciation Fund....           --               --            35,974        1,266,865
Redeemed.................................................     (884,876)     (37,113,339)         (918,072)     (33,332,226)
                                                           -----------   --------------       -----------   --------------
Net increase - Class C...................................    2,616,507      111,099,677         3,947,951      143,195,327
                                                           -----------   --------------       -----------   --------------
CLASS D SHARES
Sold.....................................................    5,277,610      229,673,092         4,457,365      166,990,004
Reinvestment of distributions............................      128,821        5,261,055           706,696       27,710,295
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Capital Appreciation Fund....           --               --             3,051          109,510
Redeemed.................................................   (1,133,100)     (48,914,567)       (1,898,576)     (71,119,033)
                                                           -----------   --------------       -----------   --------------
Net increase - Class D...................................    4,273,331      186,019,580         3,268,536      123,690,776
                                                           -----------   --------------       -----------   --------------
Net increase in Fund.....................................   34,826,513   $1,505,297,704        79,385,286   $2,929,254,218
                                                           ===========   ==============       ===========   ==============

6. FEDERAL INCOME TAX STATUS

As of December 31, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open future contracts and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At June 30, 2000, the Fund had outstanding futures contracts and forward contracts.

8. ACQUISITION OF MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND

On March 12, 1999, the Fund acquired all the net assets of Morgan Stanley Dean Witter Capital Appreciation Fund ("Capital Appreciation") pursuant to a plan of reorganization approved by the shareholders of Capital Appreciation on October 29, 1998. The acquisition was accomplished by a tax-free exchange of 21,302 Class A shares of the Fund at a net asset value of $35.74 per share for 60,567 Class A shares of Capital Appreciation; 6,039,569 Class B shares of the Fund at a net asset value of $35.35 per share for 17,217,642 Class B shares of Capital Appreciation; 35,974 Class C shares of the Fund at a net asset value of $35.22 per share for 102,177 Class C shares of Capital Appreciation; and 3,051 Class D shares of the Fund at a net asset value of $35.90 per share for 8,685 Class D shares of Capital Appreciation. The net assets of the Fund and Capital Appreciation immediately before the acquisition were $7,027,067,112 and $215,582,364, respectively, including unrealized appreciation of $42,624,304 for Capital Appreciation. Immediately after the acquisition, the combined assets of the Fund amounted to $7,242,649,476.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                FOR THE SIX         FOR THE YEAR           FOR THE YEAR          JULY 28, 1997*
                                               MONTHS ENDED             ENDED                  ENDED                 THROUGH
                                               JUNE 30, 2000      DECEMBER 31, 1999      DECEMBER 31, 1998      DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------
                                                (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.....          $43.35               $33.16                 $29.59                 $31.87
                                                   ------               ------                 ------                 ------

Income (loss) from investment operations:
 Net investment income...................            0.04                 0.10                   0.15                   0.05
 Net realized and unrealized gain
   (loss)................................           (1.89)               14.80                   8.71                   2.32
                                                   ------               ------                 ------                 ------

Total income (loss) from investment
 operations..............................           (1.85)               14.90                   8.86                   2.37
                                                   ------               ------                 ------                 ------

Less distributions from net realized
 gain....................................           (0.49)               (4.71)                 (5.29)                 (4.65)
                                                   ------               ------                 ------                 ------

Net asset value, end of period...........          $41.01               $43.35                 $33.16                 $29.59
                                                   ======               ======                 ======                 ======

TOTAL RETURN+............................           (4.25)%(1)           46.94%                 31.78%                  7.70%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................            0.80 %(2)(3)         0.81%(3)               0.86%(3)               0.92%(2)

Net investment income....................            0.14 %(2)(3)         0.28%(3)               0.43%(3)               0.38%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...............................        $392,184             $306,542               $116,894                $15,844

Portfolio turnover rate..................             238 %(1)             378%                   321%                   275%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

                                         FOR THE SIX                           FOR THE YEAR ENDED DECEMBER 31,
                                        MONTHS ENDED         --------------------------------------------------------------------
                                       JUNE 30, 2000++        1999++         1998++        1997*++          1996           1995
---------------------------------------------------------------------------------------------------------------------------------
                                         (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of
 period..............................        $42.63           $32.85         $29.51         $27.01         $27.16         $21.21
                                             ------           ------         ------         ------         ------         ------

Income (loss) from investment
 operations:
 Net investment income (loss)........         (0.06)           (0.09)         (0.03)         (0.10)         (0.08)          0.01
 Net realized and unrealized gain
   (loss)............................         (1.85)           14.58           8.66           8.34           2.86           8.87
                                             ------           ------         ------         ------         ------         ------

Total income (loss) from investment
 operations..........................         (1.91)           14.49           8.63           8.24           2.78           8.88
                                             ------           ------         ------         ------         ------         ------

Less dividends and distributions
 from:
 Net investment income...............            --               --             --             --          (0.01)            --
 Net realized gain...................         (0.49)           (4.71)         (5.29)         (5.74)         (2.92)         (2.93)
                                             ------           ------         ------         ------         ------         ------

Total dividends and distributions....         (0.49)           (4.71)         (5.29)         (5.74)         (2.93)         (2.93)
                                             ------           ------         ------         ------         ------         ------
Net asset value, end of period.......        $40.23           $42.63         $32.85         $29.51         $27.01         $27.16
                                             ======           ======         ======         ======         ======         ======

TOTAL RETURN+........................         (4.46)%(1)       46.12%         31.07%         31.55%         10.53%         42.20%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................          1.24 %(2)(3)     1.33%(3)       1.39%(3)       1.46%          1.53%          1.61%

Net investment income (loss).........         (0.30)%(2)(3)    (0.24)%(3)     (0.10)%(3)     (0.34)%        (0.33)%         0.06%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions............................       $10,827          $10,389         $5,750         $4,078         $3,099         $2,389

Portfolio turnover rate..............           238 %(1)         378%           321%           275%           279%           256%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
 ++ The per share amount were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX         FOR THE YEAR        FOR THE YEAR          JULY 28, 1997*
                                                  MONTHS ENDED             ENDED               ENDED                 THROUGH
                                                  JUNE 30, 2000      DECEMBER 31, 1999   DECEMBER 31, 1998      DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........          $42.35               $32.74              $29.49                 $31.87
                                                      ------               ------              ------                 ------

Income (loss) from investment operations:
 Net investment loss........................           (0.12)               (0.18)              (0.10)                 (0.05)
 Net realized and unrealized gain (loss)....           (1.84)               14.50                8.64                   2.32
                                                      ------               ------              ------                 ------

Total income (loss) from investment
 operations.................................           (1.96)               14.32                8.54                   2.27
                                                      ------               ------              ------                 ------

Less distributions from net realized gain...           (0.49)               (4.71)              (5.29)                 (4.65)
                                                      ------               ------              ------                 ------

Net asset value, end of period..............          $39.90               $42.35              $32.74                 $29.49
                                                      ======               ======              ======                 ======

TOTAL RETURN+...............................           (4.61)%(1)           45.75 %             30.78 %                 7.39 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................            1.55 %(2)(3)         1.59 %(3)           1.61 %(3)              1.66 %(2)

Net investment loss.........................           (0.61)%(2)(3)        (0.50)%(3)          (0.32)%(3)             (0.36)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....        $336,119             $245,942             $60,861                $12,204

Portfolio turnover rate.....................             238 %                378 %               321 %                  275 %

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX         FOR THE YEAR        FOR THE YEAR          JULY 28, 1997*
                                                  MONTHS ENDED             ENDED               ENDED                 THROUGH
                                                  JUNE 30, 2000      DECEMBER 31, 1999   DECEMBER 31, 1998      DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........          $43.66               $33.31              $29.63                 $31.87
                                                      ------               ------              ------                 ------

Income (loss) from investment operations:
 Net investment income......................            0.09                 0.18                0.24                   0.07
 Net realized and unrealized gain (loss)....           (1.90)               14.88                8.73                   2.34
                                                      ------               ------              ------                 ------

Total income (loss) from investment
 operations.................................           (1.81)               15.06                8.97                   2.41
                                                      ------               ------              ------                 ------

Less distributions from net realized gain...           (0.49)               (4.71)              (5.29)                 (4.65)
                                                      ------               ------              ------                 ------

Net asset value, end of period..............          $41.36               $43.66              $33.31                 $29.63
                                                      ======               ======              ======                 ======

TOTAL RETURN+...............................           (4.13)%(1)           47.22%              32.12%                  7.83%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................            0.55 %(2)(3)         0.59%(3)            0.61%(3)               0.64%(2)

Net investment income.......................            0.39 %(2)(3)         0.50%(3)            0.68%(3)               0.50%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....        $479,555             $319,692            $135,022                $49,772

Portfolio turnover rate.....................             238 %(1)             378%                321%                   275%

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audit for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
AMERICAN
OPPORTUNITIES
FUND


Semiannual Report
June 30, 2000